Investments in associates	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
Investments in associates
13.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2026		2025
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance as of 1 January	3 563	60	3 125	214
Effect of movements in foreign exchange	(110)	(16)	347	(99)
Dividends received	(15)	(10)	(72)	(5)
Share of results of associates	77	(3)	59	(1)
Exceptional share of results of associates	-	-	-	9
Balance as of 30 June	3 516	31	3 459	118
In the six-month period ended 30 June 2025, the exceptional share of results of associates included 9m US dollar impact from our associate Anadolu Efes following the deconsolidation of its Russia business – see Note 7
Exceptional items
.
Effective 1 January 2026, Cervecería Bucanero S.A., a Cuban company in which the company indirectly holds a 50% equity interest through its subsidiary Ambev, is accounted for as an associate using the equity method of accounting.
In the six-month period ended 30 June 2026, associates that are not individually material contributed 74m US dollar to the share of results of associates (30 June 2025: 77m US dollar).